SCHEDULE OF ESTIMATED AMORTIZATION CAPITALIZED SOFTWARE (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
TOTAL		$ 806
Freight App Inc [Member]
2022	203,191
2023	103,964
2024	38,114
TOTAL	$ 345,269